8. Accrued Compensation (Details Narrative)	9 Months Ended
Sep. 30, 2015 USD ($)
Accrued compensation forgiven	$ 1,673,774
Payroll taxes reversed due to accrued compensation forgiven	186,866
Former CEO
Accrued compensation forgiven	1,053,187
Former Controller
Accrued compensation forgiven	$ 441,462